Basis of Preparation and Summary of Significant Accounting Policies - Reconciliation of Carrying Amounts Under IAS 39, Net of Tax on Shareholders' Equity and Total Equity (Parenthetical) (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2018	Nov. 01, 2017
Disclosure of loans and allowance for credit losses [line items]
Fair value of securities held	$ 3,970
Fair value of securities recognized in OCI	35
Securities purchased under resale agreements	40,383	$ 43,450
Measurement adjustments	69
Effective interest rate method recognized upon transition to IFRS 9	69
IAS 39 [member]
Disclosure of loans and allowance for credit losses [line items]
Securities purchased under resale agreements	40,383
FVO deposits	5,947
IFRS9 [member]
Disclosure of loans and allowance for credit losses [line items]
Securities purchased under resale agreements			$ 40,383
FVO deposits	5,947
Financial assets at fair value through net income [member]
Disclosure of loans and allowance for credit losses [line items]
Securities purchased under resale agreements	$ 1,450